Intangible Assets and Goodwill - Other Intangible Assets (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	$ 11,207	$ 1,611
Additions	0	9,596
Intangible assets, ending balance	11,207	11,207
OGBC [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	1,611	1,611
Additions	0	0
Intangible assets, ending balance	1,611	1,611
Peace Naturals [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	9,596	0
Additions	0	9,596
Intangible assets, ending balance	$ 9,596	$ 9,596